Note 11 - Deposits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
N
OTE
1
1
Deposits
Deposits and their weighted average interest rates at
December 31, 2019
and
2018
are summarized as follows:

			201 9			2018
(Dollars in thousands)			Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking			0.00%	$183,350	27.2%	0.00%	$163,500	26.2%
Interest checking			0.13	96,341	14.3	0.10	88,715	14.3
Savings accounts			0.08	80,054	11.9	0.08	76,839	12.3
Money market accounts			0.65	187,517	27.8	0.56	181,374	29.1
				547,262	81.2		510,428	81.9
Certificates by rate:
0	-	0.99%		22,499	3.3		32,904	5.3
1	-	1.99%		38,097	5.7		47,627	7.6
2	-	2.99%		61,936	9.2		31,680	5.1
3	-	3.99%		4,076	0.6		713	0.1
Total certificates			1.84	126,608	18.8	1.32	112,924	18.1
Total deposits			0.56	$673,870	100.0%	0.43	$623,352	100.0%

At
December 31, 2019
and
2018,
the Company had
$215.8
million and
$182.0
million, respectively, of deposit accounts with balances at
$250,000
or more. At
December 31, 2019
and
2018,
the Company had
no
certificate accounts that had been acquired through a broker.

Certificates had the following maturities at
December 31, 2019
and
2018:

	201 9		2018
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$43,447	1.88%	$39,004	1.23%
7-12 months	39,074	1.63	36,711	1.29
13-36 months	41,753	2.00	33,941	1.46
Over 36 months	2,334	1.71	3,268	1.44
	$126,608	1.84	$112,924	1.32

At
December 31, 2019
and
2018,
the Company had pledged mortgage-backed and agency securities with an amortized cost of approximately
$14.9
million and
$17.9
million, respectively, as collateral for certain deposits. Interest expense on deposits is summarized as follows for the years ended
December 31, 2019,
2018
and
2017:

(Dollars in thousands)	2019	2018	2017
Checking accounts	$103	62	77
Savings accounts	63	61	63
Money market accounts	1,171	865	560
Certificates	1,995	1,243	770
	$3,332	2,231	1,470